Acquisitions - Additional Information (Detail) - Tantan Limited [Member] ¥ in Thousands, $ in Thousands	May 31, 2018 USD ($) shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	May 31, 2018 CNY (¥)
Cash Consideration	$ 613,181		¥ 3,930,246	¥ 3,930,246
Business acquisition cash paid | ¥		¥ 3,845,900
Class A Common Stock [Member]
Business Acquisition, share issued | shares	5,328,853
Momo INC [Member]
Business acquisition percentage ownership	100.00%			100.00%